SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2010
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

THE HERTZ CORPORATION AND SUBSIDIARIES

(In Thousands of Dollars)

		Additions
	Balance at Beginning of Period	Charged to Expense	Translation Adjustments	Deductions		Balance at End of Period
Allowance for doubtful accounts:
Year ended December 31, 2010	$21,268	$19,667	$(695)	$(20,532)	(a)	$19,708
Year ended December 31, 2009	$16,572	$27,951	$1,823	$(25,078)	(a)	$21,268
Year ended December 31, 2008	$12,147	$31,068	$(554)	$(26,089)	(a)	$16,572
Tax valuation allowances:
Year ended December 31, 2010	$167,812	$27,473	$(9,478)	$—		$185,807
Year ended December 31, 2009	$123,210	$39,689	$4,913	$—		$167,812
Year ended December 31, 2008	$69,879	$58,526	$(5,195)	$—		$123,210
(a)
Amounts written off, net of recoveries.